Description of the business and summary of significant accounting policies - IFRS 15 Revenue from Contracts with Customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reclassification from non-ticket revenues to passenger revenues | Application of IFRS 15
Reclassifications
Amount reclassified	$ 5,915,263	$ 4,758,074